Brokerage And Custodial Fees	9 Months Ended
Sep. 30, 2012
Brokerage And Custodial Fees [Abstract]
Brokerage And Custodial Fees

8. BROKERAGE AND CUSTODIAL FEES

For the three and nine months ended September 30, 2012 and 2011, brokerage and custodial fees were as follows:

	Three months ending September 30,		Nine months ending September 30,
	2012	2011	2012	2011
Brokerage fees	$8,924,082	$13,572,907	$30,214,714	$42,417,020
Custodial fees	184	160	508	362
Total	$8,924,266	$13,573,067	$30,215,222	$42,417,382

During the three and nine months ended September 30, 2012, amounts paid to selling agents on Series 1 units sold subsequent to August 12, 2009 exceeded 9.5% of the gross offering proceeds of the Series 1 Units sold. As a result, the amounts that otherwise would be paid to selling agents for that Series 1 Unit were instead rebated to the Trust for the benefit of all holders of Series 1 Units. The total amounts rebated to the Trust for the three and nine months ended September 30, 2012, $13,599 and $18,754, respectively, were included in "Brokerage and custodial fees" in the Statements of Operations. No amount was rebated to the Trust during the nine months ended September 30, 2011.